Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2014
Collection Period Start	1-Mar-14	Distribution Date	15-Apr-14
Collection Period End	31-Mar-14	30/360 Days	30
Beg. of Interest Period	17-Mar-14	Actual/360 Days	29
End of Interest Period	15-Apr-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,233,891,703.85	1,189,846,532.57	0.7838945
Total Securities		1,517,865,698.77	1,233,891,703.85	1,189,846,532.57	0.7838945
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	165,840,455.45	151,405,483.35	0.7764384
Class A-2b Notes	0.285000%	400,000,000.00	340,185,549.63	310,575,350.45	0.7764384
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	14,434,972.10	62,190.17	74.0254979	0.3189239
Class A-2b Notes	29,610,199.18	78,100.93	74.0254979	0.1952523
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,045,171.28	391,016.52

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,700,188.80
Monthly Interest				5,373,010.30
Total Monthly Payments				22,073,199.10

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				536,361.42
Aggregate Sales Proceeds Advance				12,674,661.68
Total Advances				13,211,023.10

Vehicle Disposition Proceeds:
Reallocation Payments				14,239,910.45
Repurchase Payments				40,123.83
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,741,732.66
Excess Wear and Tear and Excess Mileage				85,283.46
Remaining Payoffs				0.00
Net Insurance Proceeds				608,329.51
Residual Value Surplus				523,906.66
Total Collections				62,523,508.77

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,579,141.45			853
Involuntary Repossession	282,693.00			13
Voluntary Repossession	316,512.00			17
Full Termination	-			-
Bankruptcy	61,564.00			4
Insurance Payoff		596,808.95		31
Customer Payoff			54,951.57	3
Grounding Dealer Payoff			6,962,551.51	320
Dealer Purchase			3,238,053.75	139
Total	14,239,910.45	596,808.95	10,255,556.83	1,380

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	60,219	1,397,283,822.45	7.00000%	1,233,891,703.85
Total Depreciation Received		(18,818,312.73)		(15,004,642.11)
Principal Amount of Gross Losses	(74)	(1,657,629.35)		(1,470,618.64)
Repurchase / Reallocation	(2)	(42,840.09)		(40,123.83)
Early Terminations	(1,028)	(18,657,303.09)		(16,150,007.64)
Scheduled Terminations	(597)	(12,578,766.61)		(11,379,779.06)
Pool Balance - End of Period	58,518	1,345,528,970.58		1,189,846,532.57

Remaining Pool Balance
Lease Payment				317,450,846.23
Residual Value				872,395,686.34
Total				1,189,846,532.57

III. DISTRIBUTIONS

Total Collections					62,523,508.77
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					62,523,508.77

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					856,271.93
3. Reimbursement of Sales Proceeds Advance					7,908,971.63
4. Servicing Fee:
Servicing Fee Due					1,028,243.09
Servicing Fee Paid					1,028,243.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					9,793,486.65

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					62,190.17

Class A-2 Notes Monthly Interest Paid					62,190.17
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					78,100.93

Class A-2 Notes Monthly Interest Paid					78,100.93
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	391,016.52
Total Note and Certificate Monthly Interest Paid	391,016.52
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	52,339,005.60

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,045,171.28

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	44,045,171.28
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,293,834.32

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		8,293,834.32
Gross Reserve Account Balance		31,061,819.80
Remaining Available Collections Released to Seller		8,293,834.32
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.89
Monthly Prepayment Speed		123%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,358,588.43
Securitization Value of Defaulted Receivables and Casualty Receivables	1,470,618.64	74
Aggregate Defaulted and Casualty Gain (Loss)	(112,030.21)
Pool Balance at Beginning of Collection Period	1,233,891,703.85
Net Loss Ratio	-0.0091%

Cumulative Net Losses for all Periods	0.1397%	2,120,606.36

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,656,218.77	329
61-90 Days Delinquent	1,318,180.94	69
91-120+ Days Delinquent	541,654.27	26
Total Delinquent Receivables:	8,516,053.98	424
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	13,579,141.45	850
Securitization Value	13,669,426.36
Aggregate Residual Gain (Loss)	(90,284.91)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	38,711,306.26	2,381
Cumulative Securitization Value	41,505,675.63
Cumulative Residual Gain (Loss)	(2,794,369.37)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		12,786,319.30
Reimbursement of Outstanding Advance		7,908,971.63
Additional Advances for current period		12,674,661.68
Ending Balance of Residual Advance		17,552,009.35

Beginning Balance of Payment Advance		1,929,038.91
Reimbursement of Outstanding Payment Advance		856,271.93
Additional Payment Advances for current period		536,361.42
Ending Balance of Payment Advance		1,609,128.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No